Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, net of tax	$ 0	$ 0	$ 0	$ 0
Pension liability adjustments, net of tax	$ 0	$ 0	$ 0	$ 0